INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Disclosure of current inventories

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current
Raw materials and consumables (1)	$840	$605
Fuel products (2)	598	490
Work in progress	832	258
RTFO certificates (3)	162	95
Finished goods and other (4)	982	114
Carrying amount of inventories	$3,414	$1,562
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(1)	Raw materials and consumables is mainly composed of raw materials in our industrials segment.

(2)	Fuel products are traded in active markets and are purchased with a view to resell in the near future. As a result, stocks of fuel products are recorded at fair value based on quoted market prices.

(3)
RTFO certificates held for trading as at June 30, 2019 have a fair value of $4 million (December 31, 2018: $nil). There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity.

(4)	Finished goods and other is mainly composed of finished goods inventory in our infrastructure services and industrials segments.